Earnings/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
Earnings/(Loss) per common and diluted shares

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net income/(loss) attributable to Navios Logistics' stockholders	$ 10,157	$ 22,238	$ (16,704)

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(loss) per share from continuing operations:
Basic and diluted	$ 0.51	$ 1.11	$ (0.84)